Vessels - Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Vessels [Line Items]
Carrying amount of vessels	$ 3,813,987	$ 3,953,599
Vessels impairment charge	65,965	8,922	$ 0
Silia T, Byzantion, Bosporos, Selini and Salamina
Vessels [Line Items]
Carrying amount of vessels	150,465
Fair value of vessels	84,500
Vessels impairment charge	$ 65,965
Silia T and Millennium
Vessels [Line Items]
Vessels impairment charge		$ 8,922